Average Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Local Currency Fund	Mar. 01, 2024
Fidelity Series Emerging Markets Debt Local Currency Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.53%
Since Inception	1.25%	[1]
Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.20%
Since Inception	(0.09%)	[1]
Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.97%
Since Inception	0.39%	[1]
JP084
Average Annual Return:
Past 1 year	12.70%
Since Inception	(0.27%)	[1]

[1]	AFrom October 30, 2020.